Income and Social Contribution Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 27, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income and social contribution taxes		R$ 688,181	R$ 1,588,001
Threshold amount of gross revenue for calculation of alternative method of taxation for companies		R$ 78,000
Percentage of operating revenues for calculation of alternative method of taxation for companies		32.00%
Threshold percentage of taxable income for indefinite expiration of tax loss carryforwards		30.00%
Tax losses and negative basis for social contribution carryforwards		R$ 148,345	363,862
Income and social contribution tax benefit related to monetary variation (SELIC) on repetition of tax undue payments	R$ 106,667
Ultrapar International S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		8,510	R$ 7,659
Oxiteno S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income and social contribution taxes, tax loss carryforwards reclassified to assets held for sale		247,912
Extrafarma [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income and social contribution taxes, tax loss carryforwards reclassified to assets held for sale		72,318
Extrafarma, Oxiteno S.A., Oleoquimica and EMCA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income and social contribution taxes, tax loss carryforwards reclassified to assets held for sale		R$ 74,243